Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	MERGER FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000701804
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2020
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
The Merger Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	THE MERGER FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Merger Fund (for purposes of this section, the “Fund”) seeks to achieve capital growth by engaging in merger arbitrage.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in Institutional Class Shares may be required to pay a commission to a broker.  Shares of the Fund are also available in Investor Class Shares that have different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses table above or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2019, the Fund’s portfolio turnover rate was 167% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	An investor transacting in Institutional Class Shares may be required to pay a commission to a broker.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the fee waiver described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its total assets principally in the common stock, preferred stock and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment. Because Westchester Capital Management, LLC (the “Adviser”) typically seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the Adviser believes the merger-arbitrage strategy is designed to provide performance that normally has relatively low correlation with the performance of stock markets.

The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options. (To sell a security short, the Fund may borrow the security from a broker or other counterparty and sell it to a third party.  The Fund is obligated to return the same number of securities it borrowed from the broker back to the broker at a later date to close out the short position, at which point in time those securities may have a value that is greater or lesser than the price at which the short sale was established.) In addition, the Fund may enter into derivative transactions and purchase or sell other instruments of any kind for similar or other hedging purposes, duration management or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Adviser may seek to hedge the Fund’s portfolio against a decline in the values of its portfolio securities or a decline in the market generally by purchasing put options or other derivative investments.

The Fund may also invest in various types of corporate debt obligations, including defaulted securities and obligations of distressed issuers, as part of its merger-arbitrage strategy or for other investment purposes.

In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit and may invest in companies of any market capitalization. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.

The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and open-end mutual funds, among others. To the extent that the Fund invests in shares of another investment company or ETF, the Fund bears its proportionate share of the expenses of the underlying investment company or ETF and is subject to the risks of the underlying investment company’s or ETF’s investments. The Fund also may invest its assets (in the form of cash collateral from securities lending transactions) in one or more unaffiliated private funds that seek to comply with (but are not subject to) Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may also invest in special purpose acquisition companies, a form of investment vehicle typically formed for the purpose of acquiring an operating business.

In making merger-arbitrage investments for the Fund, the Adviser is generally guided by the following considerations:

•
securities are purchased only after a reorganization is announced or when one or more publicly disclosed events point toward the possibility of some type of merger or other significant corporate event within a reasonable period of time;

•	before an initial position is established, a preliminary analysis is made of the expected transaction to determine the probability and timing of a successful completion;

•
in deciding whether or to what extent to invest, the Adviser evaluates, among other things, the credibility, strategic motivation and financial resources of the participants, and the liquidity of the securities involved in the transaction;

•	the risk-reward characteristics of each arbitrage position are assessed on an ongoing basis, and the Fund’s holdings may be adjusted at any time; and

•
the Adviser may invest the Fund’s assets in both negotiated, or “friendly,” reorganizations and non-negotiated, or “hostile,” takeover attempts, but in either case the Adviser’s primary considerations include the Adviser’s assessments of the likelihood that the transaction will be successfully completed and the investment’s risk-adjusted profile.

The Fund may also loan portfolio securities to earn income.

The Adviser may sell securities at any time, including if the Adviser’s evaluation of the risk/reward ratio is no longer favorable. The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested, and the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value (“NAV”) and performance, including the following:

Merger-Arbitrage and Event-Driven Risk – Merger-arbitrage and event-driven investing involves the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. The Fund expects to employ strategies that are not designed to benefit from general market appreciation or improved economic conditions in the global economy. Accordingly, the Fund has historically underperformed the broad equity markets under certain market conditions, such as some periods when there has been rapid appreciation in the equity markets, and may continue to do so in the future.

Hedging Transactions Risk – The success of the Fund’s hedging strategy, if used, will be subject to, among other things, the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase. There can be no assurance that any hedging transactions will serve their intended purpose or limit the Fund’s exposure to risk or investment losses.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result or that its evaluation of the likelihood that a specific merger, reorganization or other event will be completed as expected will prove correct. The success of any strategy employed by the Adviser will depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event. The Adviser or the Fund’s service providers may experience disruptions or operating errors that could adversely affect the Fund’s operations and performance.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year, though merger-arbitrage portfolios typically have higher turnover rates than portfolios of typical long-only funds. Increased portfolio turnover will result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in increased distributions of taxable capital gains to Fund shareholders, including short-term capital gains taxable to shareholders at ordinary income rates, when Fund shares are held in a taxable account. Higher costs associated with increased portfolio turnover reduce the Fund’s performance. The Fund normally expects to engage in active and frequent trading and expects to have a high rate (over 100%) of portfolio turnover.

Derivatives Risk – Derivatives, such as options, swaps, futures and forward contracts, may not produce the desired investment results because, for example, they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period; and (7) the inability to close out certain positions to avoid losses, exposing the Fund to greater potential risk of loss. In addition, the use of derivatives for non-hedging purposes may be considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes. There is the possibility that derivative strategies will not be used or that ineffective implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

Foreign Investing Risk – Investing in securities of foreign companies or ETFs which invest in securities of foreign companies, may involve more risks than investing in securities of U.S. companies and such investments may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States. These risks can increase the potential for losses in the Fund and may include, among others, currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets) as well as different trading and settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than comparable investments in U.S. companies.

Additionally, investments in securities denominated or companies receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. A decline in the values of foreign currencies relative to the U.S. dollar will reduce the values of securities held by the Fund and denominated in those currencies.

Debt Securities Risk – Debt securities may fluctuate in value and experience periods of reduced liquidity due to, among other things, changes in interest rates, governmental intervention, general economic conditions, industry fundamentals, market sentiment and the financial condition of the issuer, including the issuer’s credit rating or financial performance. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Debt securities may be difficult to value during such periods. Debt securities generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. Debt securities are subject to interest rate risk, which is the risk that when interest rates rise, the values of fixed income debt securities tend to decline. Debt securities have varying levels of sensitivity to changes in interest rates, and the values of securities with longer durations tend to be more sensitive to changes in interest rates. Debt securities are subject to the risk that if interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance. Debt securities are also subject to credit risk, which is the risk that the issuer of an instrument may default on interest and/or principal payments due to the Fund. An increase in credit risk or a default will cause the value of the Fund’s fixed and floating rate income securities to decline. Securities rated below-investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities. Lower rated issuers are more likely to default and their securities could become worthless. Below-investment-grade securities are also subject to greater price volatility than investment grade securities. In addition, investments in defaulted securities and obligations of distressed issuers, such as issuers undergoing or expected to undergo bankruptcy, may be illiquid and are considered highly speculative.

The market value of convertible debt securities will also be affected by changes in the price of the underlying equity securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results and credit ratings.

The market values of debt securities issued by companies involved in pending corporate mergers, takeovers or other corporate events, or debt securities that will be repaid in connection with a merger, takeover or other corporate event, may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change of control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of a transaction or other event.

Leveraging Risk – If the Fund employs leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and investing in derivative instruments, the value of the Fund’s shares could be expected to be more volatile. Unless profits and income on securities acquired with leverage exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage, and the use of leverage will cause any losses the Fund incurs to be greater than they otherwise would have been had the Fund not employed leverage.

Liquidity Risk – Liquidity risk is the risk that the Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that the Fund’s investments may become less liquid in response to market developments or adverse investor perceptions. Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which the Adviser believes represents current or fair market value. The Fund also may invest its assets (in the form of cash collateral from securities lending transactions) in one or more unaffiliated private funds that seek to comply with Rule 2a-7 under the 1940 Act (“Rule 2a-7”). Such private funds are not registered under the 1940 Act and accordingly, the protections of the 1940 Act (which, among other things, require investment companies to have disinterested directors on their boards and to provide shareholders with a statutory right of redemption) will not apply to such private funds. Additionally, although each such private fund intends to comply with the risk and investment limitations and other provisions of Rule 2a-7, it is not subject to the rule, may not comply with the rule, does not hold itself out as a money market fund within the meaning of the rule, and its investment returns may involve substantially more investment and liquidity risk than a registered investment company relying on and subject to the rule. The Fund’s investments in each such private fund are subject to heightened liquidity risk as the private funds reserve the right to suspend redemptions or postpone the date of payment of redemptions.

Short Selling Risk – Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited. Also, the Fund is required to deposit collateral in connection with such short sales and has to pay a fee to borrow particular securities and will often be obligated to pay to the lender of the security amounts equal to any dividends and accrued interest on the borrowed securities during the period of the short sale. Short sales are also subject to many of the risks described herein under “Derivatives Risk”.

Options Risk – The Fund may engage in a variety of options transactions. When the Fund purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. When the Fund sells (writes) covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock. In addition, the Fund may earn premiums from writing call options. For shareholders who hold Fund shares in a taxable account, profits from writing call options are generally treated as short-term capital gains for U.S. federal income tax purposes, taxable to shareholders as ordinary income when distributed to them.

Market Risk – Investment markets can be volatile. Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest. The prices of investments can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, demographic or market conditions. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the Fund more vulnerable to adverse developments affecting those industries or sectors. No hedging or other instrument exists that would allow the Fund to eliminate all of the Fund’s exposure to market volatility. During periods of significant market stress or volatility, the performance of the Fund may correlate to a greater extent with the overall equity markets than it has during periods of less stress and volatility. There can be no assurance that the Fund’s performance will not correlate closely with that of the equity markets during certain periods, such as periods of significant market stress. The Fund’s investments may decline in value if markets perform poorly.

Legal and Regulatory Risk – Legal, tax and regulatory changes could occur and may adversely affect the Fund, its investments and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the U.S. Commodity Futures Trading Commission (“CFTC”), the Securities and Exchange Commission (“SEC”), the Internal Revenue Service (“IRS”), the Federal Trade Commission (“FTC”), the U.S. Federal Reserve or other domestic or foreign governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations, such as statutes and regulations governing mergers, takeovers or potential monopolies. Regulators around the globe have increasingly taken measures to seek to increase the stability of the financial markets, including by adopting rules that may curtail the Fund’s ability to use derivative and other instruments and that may require the Fund to change how it has been managed historically. The Adviser continues to evaluate these measures, and there can be no assurance that they will not adversely affect the Fund and its performance.

Counterparty Risk – A significant risk in certain transactions, such as two-party derivative instruments, securities loans and repurchase agreements, is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. Accordingly, such transactions involve the risk that the Fund will be delayed in or prevented from obtaining payments owed to it. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could, be delayed in or prevented from obtaining payments owed to it, miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions. The use of a central clearing party for certain investments is intended to decrease counterparty risk but will not make these transactions risk free and may increase the overall costs associated with the transaction or involve other risks.

Operational Risk – In addition to the risks associated with the Adviser’s implementation of the Fund’s investment program, the Fund also is subject to operational risk associated with the provision of investment management and other services to the Fund by the Adviser and the Fund’s other service providers. Operational risk includes the risk that deficiencies in the Adviser’s internal systems (including communications and information systems) or controls, or in those of a service provider, including those to whom the Adviser has contractually delegated certain of its responsibilities, may cause losses for the Fund or hinder Fund operations. Operational risk results from inadequate procedures and controls, employee fraud, recordkeeping error, human error, and system failures by the Adviser or a service provider. For example, trading delays or errors caused by the Adviser prevent the Fund from purchasing a security that the Adviser expects will appreciate in value, thus reducing the Fund’s opportunity to benefit from the security’s appreciation. The Adviser is generally not contractually liable to the Fund for operational losses associated with operational risk.

Lower-Rated Securities Risk – Securities rated below investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities. Companies issuing high-yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Other Risks – Certain portfolio management techniques may be considered senior securities unless steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities, the Fund intends to segregate liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enter into offsetting transactions or otherwise cover such transactions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar chart shows changes in the Fund’s performance from year to year over a ten-year period for Investor Class shares and the table compares the average annual total returns of the Fund’s shares for the 1-, 5- and 10- year and since inception periods with those of the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. Institutional Class shares represent an investment in the same portfolio of securities as Investor Class shares. Annual returns would differ only to the extent that Institutional Class shares do not have the same expenses as Investor Class shares. Institutional Class shares are not subject to distribution and/or service (12b-1) fees.

Performance data included herein for periods prior to 2011 reflect that of Westchester Capital Management, Inc., the Fund’s prior investment adviser. Messrs. Behren and Shannon, the Fund’s current portfolio managers, have served as co-portfolio managers of the Fund since January 2007. The performance results herein reflect the reinvestment of all dividends and distributions.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.westchestercapitalfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.westchestercapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return as of 12/31 for each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the above chart, the highest quarterly return was 3.25% (for the quarter ended June 30, 2018) and the lowest quarterly return was -4.00% (for the quarter ended September 30, 2011). For a portion of the periods, the Fund had expense limitations, without which returns would have been lower.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returnsfor the Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares and after-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Investors holding their shares through such tax-advantaged arrangements generally will only be taxed upon withdrawal of monies from the arrangement. After-tax returns are shown for Investor Class shares and after-tax returns for Institutional Class shares will vary.

The Merger Fund | ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees and expenses)
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees and expenses)
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	0.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1989
The Merger Fund | The Merger Fund - Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MERFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.68%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%	[1],[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%	[1],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,336
Annual Return 2010	rr_AnnualReturn2010	3.41%
Annual Return 2011	rr_AnnualReturn2011	1.66%
Annual Return 2012	rr_AnnualReturn2012	3.61%
Annual Return 2013	rr_AnnualReturn2013	3.61%
Annual Return 2014	rr_AnnualReturn2014	1.43%
Annual Return 2015	rr_AnnualReturn2015	(0.82%)
Annual Return 2016	rr_AnnualReturn2016	2.61%
Annual Return 2017	rr_AnnualReturn2017	2.39%
Annual Return 2018	rr_AnnualReturn2018	7.68%
Annual Return 2019	rr_AnnualReturn2019	5.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.96%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1989
The Merger Fund | The Merger Fund - Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.47%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
The Merger Fund | The Merger Fund - Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	3.61%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.23%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%	[4]
The Merger Fund | The Merger Fund - Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MERIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.64%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%	[1],[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.70%	[1],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	540
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	931
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,029
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	6.32%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.85%	[5]
10 Years	rr_AverageAnnualReturnYear10	3.32%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 1989	[5]

[1]	This amount excludes 0.10% of legal expenses relating to the litigation of an appraisal right. If the legal expenses had been included, the Fund’s Total Other Expenses for Investor Class Shares and Institutional Class Shares would have been 0.78% and 0.74%, respectively, and the Fund’s Total Annual Fund Operating Expenses After Fee Waiver for Investor Class Shares and Institutional Class Shares would have been 2.09% and 1.80%, respectively.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund’s contractual management fee rate is 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its management fee so that the management fee will be: (i) 1.00% of the first $2 billion in average daily net assets of the Fund; and (ii) 0.93% of the average daily net assets of the Fund above $2 billion. This fee waiver arrangement will apply until April 30, 2021, unless it is terminated at an earlier time by the Fund’s Board of Trustees. The information presented regarding the fee waiver may not correlate to the amounts shown in the Fund’s financial highlights because the financial highlights reflect a different management fee waiver that was in place for the prior fiscal year.
[4]	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
[5]	Performance for Institutional Class shares prior to their inception (8/1/2013) is the historical performance of Investor Class shares, and has not been adjusted for the lower expenses applicable to Institutional Class shares.